PER SHARE INFORMATION (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Numerator
Net Income (loss) attributable to common shareholders	$ (1,061,851)	$ 9,363,166	$ (9,777,695)	$ (109,023)	$ 1,487,928	$ (15,167,289)
Denominator
Weighted-average shares of common stock outstanding (in shares)	508,638,816	350,220,224	439,720,987	345,384,514	349,075,642	259,163,279
Net (Loss) per Share - Basic (in dollas per share)	$ 0.00	$ 0.03	$ (0.02)	$ 0.00	$ 0.00	$ (0.06)
Potentially dilutive securities excluded from the calculation of diluted loss per share for Fiscal 2012 ( in accordance with GAAP)
Stock Options (in shares)					0	2,999,000
Convertible Preferred Stock (in shares)					0	94,512,298
Warrants (in shares)					0	161,478,979